Risk Management Arising From Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers between level 1	$ 0
Transfers between level 2	0
Transfers between level 3	0
Current unrestricted cash and cash equivalents	$ 21,511	$ 10,338	$ 23,398
Number of largest customers | item	2
Largest customers percentage of revenue	100.00%	100.00%
Trade receivables	$ 13,052	$ 7,271
Percentage of secured cash leveraged by credit facilities for funding working capital	100.00%
Cash and cash equivalents and restricted cash	$ 22,414	$ 11,278
Percentage of cash and cash equivalents and restricted cash held by financial institutions	99.00%	98.00%
Number of financial institutions holding cash and cash equivalents and restricted cash | item	4
Net foreign exchange loss	$ 635
Net foreign exchange gain		$ 268
If Canadian dollar had strengthened/weakend percentage against USD	10.00%
If Canadian dollar had strengthened/weakend 10% against USD, net loss would be lower/higher $613 from foreign exchange translation	$ 699
If Euro had strengthened/weakend percentage against USD	10.00%
If Euro had strengthened/weakend 10% against USD, net loss would be lower by, as a result of foreign exchange	$ 485
If Euro had strengthened/weakend 10% against USD, net loss would be higher by, as a result of foreign exchange	$ 479
Interest rate risk	100 basis point
Two Largest Customers [member]
Disclosure of detailed information about financial instruments [line items]
Largest customers percentage of revenue	31.00%	19.00%
Largest customers percentage of accounts receivable	48.00%	70.00%
Bottom of Range [member]
Disclosure of detailed information about financial instruments [line items]
Payment terms	P30D
Top of Range [member]
Disclosure of detailed information about financial instruments [line items]
Payment terms	P60D